Retirement Benefits (Schedule of Expected Benefit Payments) (Details) $ in Millions	Dec. 31, 2020 USD ($)
United States
Defined Benefit Plan Disclosure [Line Items]
2021	$ 5
2022	5
2023	5
2024	5
2025	5
Years 2026 - 2030	24
Int’l
Defined Benefit Plan Disclosure [Line Items]
2021	60
2022	61
2023	62
2024	64
2025	65
Years 2026 - 2030	$ 348